Share Incentive Plan - Schedule of Inputs to the Model Used (Details)	12 Months Ended
Dec. 31, 2024
Jan 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	48.73%
Risk-free interest rate (%)	1.66%
Expected life of options (year)	10
Apr 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	48.78%
Risk-free interest rate (%)	2.52%
Expected life of options (year)	10
July 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	48.88%
Risk-free interest rate (%)	3.03%
Expected life of options (year)	10
Oct 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	48.82%
Risk-free interest rate (%)	3.98%
Expected life of options (year)	10
Apr 21, 2023 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	49.68%
Risk-free interest rate (%)	3.98%
Expected life of options (year)	10
Dec 6, 2023 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	49.90%
Risk-free interest rate (%)	4.30%
Expected life of options (year)	10
June 3 2024 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	95.24%
Risk-free interest rate (%)	4.19%
Expected life of options (year)	10
Dec 31 2024 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	85.53%
Risk-free interest rate (%)	4.82%
Expected life of options (year)	10